Long-term debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Long-term debt
14. Long-term debt:

	December 31, 2018	December 31, 2017
Term loan facilities, net of debt issuance costs (a)	24,023	18,987
Senior financing (b)	8,645	10,901
Convertible debt (c)	17,382	17,335
Other bank financing (d)	3,744	6,562
Capital lease obligations (e)	1,516	637
Balance, end of period	$55,310	$54,422
Current portion	(10,327)	(8,993)
Long-term portion	$44,983	$45,429

(a)     On December 20, 2017, the Company entered into a loan agreement with EDC for a $20,000 non-revolving term facility. The loan bears interest at 9% plus monitoring fees, payable quarterly, as well as quarterly principal repayments. The Company incurred debt issuance costs of $1,013 related to the this loan, which reduced the carrying value to $18,987 at December 31, 2017. These costs are amortized over the term of this loan using the effective interest rate method. As at December 31, 2018, the amount outstanding for this loan was $16,860, net of issuance costs.

The loan is secured by share pledges over Westport Power, Inc., Fuel Systems Solutions, Inc., and MTM S.r.L. and 85% of the proceeds received from the holdback related to the sale of a portion of the Industrial business segment (as discussed in note 6). As at December 31, 2018, this holdback security of $5,095 is held as restricted cash. On March 1, 2019, as a result of achieving certain milestones, the restricted cash was released and the interest rate on the loan was reduced to 6%.

On October 9, 2018, the Company entered into a Euro denominated loan agreement with UniCredit S.p.A. ("UniCredit"). The loan bears interest at the 3-month Euribor plus 2.3% and interest is paid quarterly. As at December 31, 2018, the amount outstanding for this loan was $7,163 and was secured by a pledge of $2,129, with these restricted funds being recorded in other long-term assets.
(b)     The senior financing facility was renewed on March 24, 2017. The loan bears interest at the 6-month Euribor plus 3.3% and can increase or decrease by 30 basis points based on an annual leverage ratio calculation. Interest is paid semi-annually. The Company has pledged its interest in EMER S.p.A. as a general guarantee for its senior revolving financing.

(c)    In January 2016, the Company entered into a financing agreement ("Tranche 2 Financing") with Cartesian. As part of the agreement, on June 1, 2016, convertible debt was issued in exchange for 9.0% convertible unsecured notes due June 1, 2021, which are convertible into common shares of the Company in whole or in part, at Cartesian's option, at any time following the twelve month anniversary of the closing at a conversion price of $2.17 per share. Interest is payable annually in arrears on December 31 of each year during the term. The convertible debt is held by a related party as Peter Yu, founder and managing partner of Cartesian, became a member of the Board of Directors of the Company in January 2016. Cartesian is secured by an interest in the Company's HPDI 2.0 intellectual property and a priority interest in the Company's CWI joint venture interest.

(d)    Other bank financing consists of various secured and unsecured bank financing arrangements that carry rates of interest ranging from 0.75% to 3.8% and have various maturities out to 2022. Security includes a building owned by the Company in the Netherlands and certain accounts receivable in one of our Italian subsidiaries.

(e)     The Company has capital lease obligations that have terms of three to four years at interest rates ranging from 1.3% to 12.0% (2017 - 3.1% to 12.0%).

Throughout the entire term of these financing arrangements, the Company is required to meet certain financial and non-financial covenants.  As of December 31, 2018, the Company is in compliance with all covenants under the financing arrangements.

14. Long-term debt (continued):

The principal repayment schedule of the long-term debt is as follows for the years ending December 31:

	Term loan facilities	Senior financing	Convertible debt	Other bank financing	Capital lease obligations	Total
2019	$5,234	$1,880	$—	$2,714	$499	$10,327
2020	7,166	2,009	—	344	475	9,994
2021	8,785	2,254	17,382	343	418	29,182
2022	1,419	2,502	—	343	124	4,388
2023 and thereafter	1,419	—	—	—	—	1,419
	$24,023	$8,645	$17,382	$3,744	$1,516	$55,310